Summary of Significant Accounting Policies - Summary of Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CNY (¥)	Feb. 29, 2020 CNY (¥)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Less: sales tax	¥ 784	$ 124	¥ 54	¥ 1,634
Revenue	250,223	39,665	¥ 280,282	¥ 389,049
Less: sales tax, Percentage			0.00%	0.40%
Total, Percentage			100.00%	100.00%
Elementary School
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Revenue, Gross	165,436	26,225	¥ 207,720	¥ 300,278
Revenue, Gross Percentage			74.10%	77.20%
Middle School
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Revenue, Gross	59,865	9,490	¥ 50,902	¥ 52,107
Revenue, Gross Percentage			18.20%	13.40%
Special Programs and Others
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Revenue, Gross	¥ 25,706	$ 4,074	¥ 21,714	¥ 38,298
Revenue, Gross Percentage			7.70%	9.80%